Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 57,471,593	$ 52,878,411
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description	no	no
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 26,782,801	$ 25,952,162
Total Fair Value Excluding Assets Valued Using NAV Practical Expedient	26,782,801	25,952,162
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	11,906,593	10,986,990
Total Fair Value Excluding Assets Valued Using NAV Practical Expedient	11,906,593	10,986,990
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	394	553
Total Fair Value Excluding Assets Valued Using NAV Practical Expedient	394	553
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Fair Value Excluding Assets Valued Using NAV Practical Expedient	38,689,787	36,939,706
Investments measured at net asset value using the NAV practical expedient (1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	18,781,805	15,938,706
EBP, Other Investment
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,333,981	907,866
Equity mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,552,765	7,157,340
Equity mutual funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Equity mutual funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	104
Equity mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,552,765	7,157,443
IBM Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,574,000	1,268,000
IBM Corporation common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,573,853	1,268,387
IBM Corporation common stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
IBM Corporation common stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
IBM Corporation common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,573,853	1,268,387
Equity Securities | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,502,777	15,197,514
Equity Securities | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,886,356	4,292,440
Equity Securities | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	342	397
Equity Securities | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,389,474	19,490,351
Government securities | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Government securities | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,488,490	4,241,973
Government securities | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Government securities | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,488,490	4,241,973
Corporate bonds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Corporate bonds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,236,113	2,153,099
Corporate bonds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	52	52
Corporate bonds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,236,165	2,153,151
Mortgage and asset-backed securities | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	2,589
Mortgage and asset-backed securities | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	265,652	282,396
Mortgage and asset-backed securities | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Mortgage and asset-backed securities | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	265,652	284,984
Fixed income mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,252,701	1,183,181
Fixed income mutual funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,252,701	1,183,181
Cash and Cash Equivalents | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,363	80,143
Cash and Cash Equivalents | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	1,198
Cash and Cash Equivalents | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Cash and Cash Equivalents | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,363	81,341
Derivative | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	88	(10,596)
Derivative | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	29,981	15,885
Derivative | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Derivative | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,069	5,288
Short-Term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	12,703	346,348
Equity Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,435,121	14,684,492
Investments measured at net asset value using the NAV practical expedient (1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	18,781,805	15,938,706
Mutual Funds Classified as Other | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	862,255	1,073,606
Mutual Funds Classified as Other | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Mutual Funds Classified as Other | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Mutual Funds Classified as Other | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 862,255	$ 1,073,606